CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 46,468	$ 8,727
Restricted bank deposits	32	32
Trade receivables (net of allowances for doubtful accounts amounted to $28 as of June 30, 2016)	1,020	3,684
Inventories	1,850	1,532
Other account receivables and prepaid expenses	2,967	2,087
Total current assets	52,337	16,062
SEVERANCE PAY FUND	3,240	3,181
OTHER LONG-TERM RECEIVABLES	627	508
PROPERTY AND EQUIPMENT, NET	685	384
Total assets	56,889	20,135
CURRENT LIABILITIES:
Trade payables	1,825	1,465
Employees and payroll accruals	3,628	2,533
Deferred revenues and advances from customers	8,110	931
Other accounts payable and accrued expenses	1,944	1,490
Total current liabilities	15,507	6,419
NON-CURRENT LIABILITIES:
Deferred revenues and advances from customers	129	197
Accrued severance pay	3,876	3,656
Total long-term liabilities	4,005	3,853
Total liabilities	19,512	10,272
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Share capital: Ordinary shares of NIS 0.20 par value: Authorized: 20,000,000 shares at June 30, 2016 and December 31, 2015; 11,351,622 and 8,674,717 shares issued and 11,315,590 and 8,638,685 shares outstanding at June 30, 2016 and December 31, 2015, respectively	510	372
Additional paid-in capital	94,791	70,270
Accumulated other comprehensive loss	(2,555)	(2,760)
Accumulated deficit	(55,369)	(58,019)
Total shareholders' equity	37,377	9,863
Total liabilities and shareholders' equity	$ 56,889	$ 20,135